Summary of Significant Accounting Policies (Details) - Schedule of loans outstanding - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of loans outstanding [Abstract]
Outstanding principal, beginning of year	$ 1,246	$ 845
Changes in composition of related parties	(129)
Principal disbursed during the year		538
Principal repaid and refinanced during the year	(70)	(137)
Outstanding principal, end of year	$ 1,047	$ 1,246